Financial income and expenses - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income and expenses [Line Items]
Increase (decrease) in financial income expense		€ 5	€ 75
Gains (losses) on financial assets at fair value through profit or loss	€ 95	95	129	€ 17
Increase (decrease) in net interest expense		€ 19	11
Increase (decrease) Dividend income from financial assets			49
Financial assets at fair value, class [member]
Financial income and expenses [Line Items]
Gains (losses) on financial assets at fair value through profit or loss			€ 133